Label	Element	Value
The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	The Corporate Opportunities Portfolio
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The investment objective of The Corporate Opportunities Portfolio is to achieve above-average total return by investing in high yield securities commonly referred to as “junk bonds.”
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	17.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests in a mix of equity and fixed income securities issued by corporations. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds.” These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), publicly traded equities, stock index futures, agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, treasury inflation protected securities, loan participations, swaps and fixed and floating rate loans. The Portfolio may invest in securities issued by other investment companies, including ETFs and closed-end funds, that invest in fixed income securities. Notwithstanding the above, when such securities are not available at prices that adequately reflect the underlying risks, the Portfolio will hold a mixture of equity and investment-grade fixed income securities that most closely approximates the risks of such high-yield securities. The Portfolio will invest in equity securities of issuers of any capitalization.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities and may be of any maturity. The Portfolio may engage in transactions involving instruments such as option or futures contracts, in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, market indexes, and/or on substitutes for such indexes, which may include futures contracts or ETFs. The Portfolio normally writes covered call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as fixed income securities for purposes of the Portfolio’s policies regarding investments in fixed income securities, to the extent that such derivative instruments have economic characteristics similar to those of fixed income securities.

The performance benchmark for this Portfolio is the Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the fixed income portion of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

Performance. The chart and table below show how The Corporate Opportunities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index and an index that more closely reflects the investments of the Portfolio. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. In addition, the Portfolio, prior to August 17, 2020 when it changed its name and primary investment strategy, invested primarily in fixed income securities including at least 50% in high yield securities. The Portfolio’s performance information prior to August 17, 2020 relates only to the Portfolio’s former principal investment strategies.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Corporate Opportunities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns as of 12/31*
Bar Chart Footnotes [Text Block]	oef_BarChartFootnotesTextBlock
* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	The Portfolio’s before-tax return for the period from January 1, 2026 through September 30, 2026 (non-annualized) was ‑1.08%.
Best quarter:	2nd Qtr. 2020	7.05%
Worst quarter:	2nd Qtr. 2022	‑7.26%

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2026
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	(1.08%)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	7.05%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(7.26%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/25)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-advantaged arrangements, such as qualified retirement plans.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-advantaged arrangements, such as qualified retirement plans.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio.
The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Multi-Manager Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Fixed Income Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Asset-Backed/Mortgage-Backed Security Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Asset-Backed/Mortgage-Backed Security Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Call/Prepayment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Extension Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•	Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Floating Rate Loans Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Floating Rate Loans Risk – The risks associated with floating rate loans are similar to the risks of below investment grade securities. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans. Further, bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender. Coupon rates on floating rate loans are tied to a benchmark lending rate such as the Secured Overnight Funding Rate (“SOFR”). The Federal Reserve Bank of New York began publishing the SOFR in April 2018. SOFR, which is a broad measure of the cost of overnight borrowing of cash collateralized by Treasury securities, is intended to serve as a reference rate for U.S. dollar-based debt and derivatives.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Loan Participation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Loan Participation Risk – Loan participations typically will result in a Portfolio having a contractual relationship only with the lender, not with the borrower. In connection with purchasing loan participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. A Portfolio may have difficulty disposing of loan participations as the market for such instruments is not highly liquid.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | High Yield Bond Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Exchange-Traded Funds Risk – In addition to the risks of investing in other investment companies generally, an investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Equity Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Small/Mid Cap Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Foreign Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Emerging Markets Risk – Risks associated with foreign investments, including option and futures contracts, may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Risks Associated with Investments in Derivatives [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Risks Associated with Investments in Derivatives.  The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | General Derivative Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•	General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected, and hedging positions may not correlate closely with the instruments or exposures being hedged. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio’s losses and reducing the Portfolio’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Counterparty Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Derivatives Tax Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio’s use of certain derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and (iv) cause adjustments in the holding periods of the Portfolio’s securities. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Options Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Options Risk – Purchasing and writing put and call options are specialized activities that may entail greater-than-ordinary investment risks and are considered speculative. An option gives the purchaser, in exchange for a premium, the right, but not the obligation, to buy (a “call option”) or sell (a “put option”) an underlying security or futures contract – or receive a cash settlement based on an underlying asset, rate or index – at a specified price during a specified period or on a specified date. When the Portfolio writes an option, it retains the premium if the option expires unexercised but may incur a net loss if the cost of satisfying its obligations exceeds the premium received. A written call option exposes the Portfolio to the risk that it will be required to sell the underlying instrument below its market value, while a written put option exposes the Portfolio to the risk that it will be required to purchase the underlying instrument above its market value. When the Portfolio purchases an option, it may lose some or all of the premium if the underlying instrument does not move sufficiently in the anticipated direction, including the entire premium if the option expires without being sold or exercised. Options written on instruments intended to replicate an index present the same risks, and those instruments may not closely track the index.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Options Writing Strategy Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Options Writing Strategy Risk – if the underlying index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the Portfolio may write options on index substitutes, which are subject to the same risks as index options. The value of the index substitute is subject to change as the values of the component securities fluctuate and the performance of the index substitute may not exactly match the performance of the index.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Swaps Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Swaps Risks – The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio’s direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Futures Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Futures Risk – there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. Additionally, price distortions could result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. Further, an increase in the participation of speculators in the futures market could cause temporary price distortions.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Other Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•	Other Risks

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | REIT Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

REIT Risk – REIT prices may fall because of the failure of borrowers to pay their loans and/or poor management. The value of REITs may also be affected by increases in property taxes and changes in tax laws and interest rates.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.14%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.55%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 689
The Corporate Opportunities Portfolio | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.36%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.01%
The Corporate Opportunities Portfolio | Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.78%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.11%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.15%
The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	10.28%
Annual Return [Percent]	oef_AnnlRtrPct	8.97%
Annual Return [Percent]	oef_AnnlRtrPct	0.25%
Annual Return [Percent]	oef_AnnlRtrPct	11.20%
Annual Return [Percent]	oef_AnnlRtrPct	11.71%
Annual Return [Percent]	oef_AnnlRtrPct	8.37%
Annual Return [Percent]	oef_AnnlRtrPct	(11.14%)
Annual Return [Percent]	oef_AnnlRtrPct	13.70%
Annual Return [Percent]	oef_AnnlRtrPct	8.56%
Annual Return [Percent]	oef_AnnlRtrPct	6.80%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.80%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.89%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.63%	[2]
The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.40%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.81%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.56%	[2]
The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.02%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.88%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.26%	[2]

[1]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.
[2]	Effective at the close of business August 17, 2020, the Portfolio changed its principal investment strategy to invest in a mix of equity and fixed income securities issued by corporations. See “About Benchmarks and Index Investing” for a description of the indexes.